Contract Liabilities	12 Months Ended
Dec. 31, 2021
Contract liabilities [abstract]
Contract liabilities
29	Contract liabilities

	As at 31 December
	2020	2021
	RMB’000	RMB’000
Contract liabilities	495,404	424,607

The contract liabilities of the Group are advance for goods from customers. Related performance obligations are expected to be satisfied and revenue is recognized within one year. Revenue amounted to RMB495,404 thousand has been recognized in the current year relates to carried-forward contract liabilities (2019: RMB446,702 thousand, 2020: RMB 579,750 thousand).